Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Presentation

Basis of presentation

The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (or GAAP). These financial statements include the accounts of Teekay Offshore Partners L.P., which is a limited partnership organized under the laws of the Republic of The Marshall Islands, its wholly owned or controlled subsidiaries and the Dropdown Predecessor (see note 2). As discussed in note 19, the Partnership disposed of certain conventional tankers during the period. The Partnership has retrospectively adjusted its prior period consolidated financial statements to comparably classify the amounts related to the operations of these conventional tankers as discontinued operations.

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the balance sheet and accompanying notes. Actual results may differ from those estimates.

The Partnership presents non-controlling ownership interests in subsidiaries in the consolidated financial statements within the equity section, but separate from the Partners’ equity. However, in instances in which certain redemption features that are not solely within the control of the issuer are present, classification of non-controlling interests outside of permanent equity is required. The holder of the non-controlling interest of one of the Partnership’s subsidiaries holds a put option which, if exercised, would obligate the Partnership to purchase the non-controlling interest (see note 15b). As a result, the non-controlling interest that is subject to this redemption feature is not included on the Partnership’s consolidated balance sheet as part of the total equity and is presented as redeemable non-controlling interest above the equity section but below the liabilities section on the Partnership’s consolidated balance sheet.

Certain of the comparative figures have been reclassified to conform with the presentation adopted in the current period relating to the reclassification of certain financing cash flow items into other financing cash flows on the Partnership’s consolidated statements of cash flows.

Foreign Currency

Foreign currency

The consolidated financial statements are stated in U.S. Dollars and the functional currency of the Partnership and its subsidiaries is the U.S. Dollar. Transactions involving other currencies during the year are converted into U.S. dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities that are denominated in currencies other than the U.S. dollar are translated to reflect the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of income (loss).

Operating Revenues

Operating revenues

The Partnership recognizes revenues from time charters and bareboat charters daily over the term of the charter as the applicable vessel operates under the charter. The Partnership does not recognize revenue during days that the vessel is off hire. Shuttle tanker voyages servicing contracts of affreightment with offshore oil fields commence with tendering of notice of readiness at a field, within the agreed lifting range, and ends with tendering of notice of readiness at a field for the next lifting. Receipt of incentive-based revenue from the Partnership’s floating, production, storage and offloading (or FPSO) units is dependent upon its operating performance and such revenue is recognized when earned by fulfillment of the applicable performance criteria. Time-charter contracts that are accounted for as direct financing leases are reflected on the balance sheets as net investments in direct financing leases. The lease revenue is recognized on an effective interest rate method over the lease term and is included in revenues. All other revenues from voyage charters are recognized on a percentage of completion method. The Partnership used a discharge-to-discharge basis in determining percentage of completion for all voyage charters, whereby it recognizes revenue ratably from when product is discharged (unloaded) at the end of one voyage to when it is discharged after the next voyage. The Partnership does not begin recognizing revenue until a charter has been agreed to by the customer and the Partnership, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage. The consolidated balance sheets reflect the deferred portion of revenues and expenses, which will be earned and incurred, respectively, in subsequent periods.

Operating Expenses

Operating expenses

Voyage expenses are all expenses unique to a particular voyage, including bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions. Vessel operating expenses include crewing, repairs and maintenance, insurance, stores, lube oils and communication expenses. Voyage expenses and vessel operating expenses are recognized when incurred.

Cash and Cash Equivalents	Cash and cash equivalents The Partnership classifies all highly liquid investments with an original maturity date of three months or less when purchased as cash and cash equivalents.
Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable and allowance for doubtful accounts

Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Partnership’s best estimate of the amount of probable credit losses in existing accounts receivable. The Partnership determines the allowance based on historical write-off experience and customer economic data. The Partnership reviews the allowance for doubtful accounts regularly and past due balances are reviewed for collectability. Account balances are charged off against the allowance when the Partnership believes that the receivable will not be recovered.

Vessels and Equipment

Vessels and equipment

All pre-delivery costs incurred during the construction of newbuildings, including interest, supervision and technical costs, are capitalized. The acquisition cost and all costs incurred to restore used vessels purchased by the Partnership to the standards required to properly service the Partnership’s customers are capitalized.

Vessel capital modifications include the addition of new equipment or can encompass various modifications to the vessel which are aimed at improving and/or increasing the operational efficiency and functionality of the asset. This type of expenditure is amortized over the estimated useful life of the modification. Expenditures covering recurring routine repairs or maintenance are expensed as incurred.

Depreciation is calculated on a straight-line basis over a vessel’s estimated useful life, less an estimated residual value. Depreciation is calculated using an estimated useful life of 20 to 25 years for conventional and shuttle tankers and 20 to 25 years for FPSO units, commencing the date the vessel is delivered from the shipyard, or a shorter period if regulations prevent the Partnership from operating the vessel for the estimated useful life. Floating storage and off take (or FSO) units are depreciated over the term of the contract. Depreciation of vessels and equipment (including depreciation attributable to the Dropdown Predecessor) for the years ended December 31, 2012, 2011, and 2010, totalled $161.2 million, $146.2 million, and $142.7 million, respectively. Depreciation and amortization includes depreciation on all owned vessels.

Interest costs capitalized to vessels and equipment for the years ended December 31, 2012, 2011, and 2010 totaled $1.5 million, $5.9 million and $10.9 million, respectively.

Generally, the Partnership dry docks each shuttle tanker and conventional oil tanker every two and a half to five years. FSO and FPSO units are generally not dry docked. The Partnership capitalizes a portion of the costs incurred during dry docking and amortizes those costs on a straight-line basis from the completion of a dry docking over the estimated useful life of the dry dock. The Partnership includes in capitalized dry docking those costs incurred as part of the dry docking to meet regulatory requirements, or expenditures that either add economic life to the vessel, increase the vessel’s earning capacity or improve the vessel’s operating efficiency. The Partnership expenses costs related to routine repairs and maintenance performed during dry docking that do not improve operating efficiency or extend the useful lives of the assets.

Dry-docking activity for the three years ended December 31, 2012, 2011, and 2010 is summarized as follows:

	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $
Balance at beginning of the year	60,158	71,349	86,134
Cost incurred for dry docking	19,101	24,507	24,869
Dry-docking amortization	(27,354)	(34,466)	(39,654)
Write down / sale of capitalized dry-dock expenditure	(5,996)	(1,232)	—

Balance at end of the year	45,909	60,158	71,349

Vessels and equipment that are “held and used” are assessed for impairment when events or circumstances indicate the carrying amount of the asset may not be recoverable. If the asset’s net carrying value exceeds the net undiscounted cash flows expected to be generated over its remaining useful life, the carrying amount of the asset is reduced to its estimated fair value. The estimated fair value for the Partnership’s impaired vessels is determined using discounted cash flows or appraised values. In cases where an active second hand sale and purchase market does not exist, the Partnership uses a discounted cash flow approach to estimate the fair value of an impaired vessel. In cases where an active second hand sale and purchase market exists an appraised value is used to estimate the fair value of an impaired vessel. An appraised value is generally the amount the Partnership would expect to receive if it were to sell the vessel. Such appraisal is normally completed by the Partnership.

Direct Financing Leases

Direct financing leases

The Partnership employs a number of vessels on long-term time charters and assembles, installs, operates and leases equipment that reduces volatile organic compound emissions (or VOC equipment) during loading, transportation and storage of oil and oil products. The long-term time charters and the leasing of some VOC equipment are accounted for as direct financing leases, with lease payments received by the Partnership being allocated between the net investment in the lease and other income using the effective interest method so as to produce a constant periodic rate of return over the lease term.

Debt Issuance Costs

Debt issuance costs

Debt issuance costs, including fees, commissions and legal expenses, are deferred and presented as other non-current assets and amortized on an effective interest rate method over the term of the relevant loan. Amortization of debt issuance costs is included in interest expense.

Goodwill and Intangible Assets

Goodwill and intangible assets

Goodwill is not amortized, but reviewed for impairment at the reporting unit level on an annual basis or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. When goodwill is reviewed for impairment, the Partnership may elect to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. Alternatively, the Partnership may bypass this step and use a fair value approach to identify potential goodwill impairment and, when necessary, measure the amount of impairment. The Partnership uses a discounted cash flow model to determine the fair value of reporting units, unless there is a readily determinable fair market value. Intangible assets are assessed for impairment when and if impairment indicators exist. An impairment loss is recognized if the carrying amount of an intangible asset is not recoverable and its carrying amount exceeds its fair value.

The Partnership’s intangible assets are amortized over their respective lives with the amount amortized each year being weighted based on the projected revenue to be earned under the contracts.

Derivative Instruments

Derivative instruments

All derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying consolidated balance sheets and subsequently remeasured to fair value, regardless of the purpose or intent for holding the derivative. The method of recognizing the resulting gain or loss is dependent on whether the derivative contract is designed to hedge a specific risk and also qualifies for hedge accounting. The Partnership does not apply hedge accounting to its derivative instruments, except for certain foreign exchange currency contracts and certain types of interest rate swaps that it may enter into the future (see note 13).

When a derivative is designated as a cash flow hedge, the Partnership formally documents the relationship between the derivative and the hedged item. This documentation includes the strategy and risk management objective for undertaking the hedge and the method that will be used to assess the effectiveness of the hedge. Any hedge ineffectiveness is recognized immediately in earnings, as are any gains and losses on the derivative that are excluded from the assessment of hedge effectiveness. The Partnership does not apply hedge accounting if it is determined that the hedge was not effective or will no longer be effective, the derivative was sold or exercised, or the hedged item was sold, repaid or no longer possible of occurring.

For derivative financial instruments designated and qualifying as cash flow hedges, changes in the fair value of the effective portion of the derivative financial instruments are initially recorded as a component of accumulated other comprehensive income in equity. In the periods when the hedged items affect earnings, the associated fair value changes on the hedging derivatives are transferred from equity to the corresponding earnings line item in the consolidated statements of income (loss). The ineffective portion of the change in fair value of the derivative financial instruments is immediately recognized in the consolidated statements of income (loss). If a cash flow hedge is terminated and the originally hedged items is still considered possible of occurring, the gains and losses initially recognized in equity remain there until the hedged item impacts earnings, at which point they are transferred to the corresponding earnings line item in the consolidated statements of income (loss). If the hedged items are no longer possible of occurring, amounts recognized in equity are immediately transferred to the earnings line item in the consolidated statements of income (loss). Gains and losses from the Partnership’s hedge accounted foreign currency forward contracts are recorded primarily in vessel operating expenses and general and administrative expenses.

For derivative financial instruments that are not designated or that do not qualify as accounting hedges under Financial Accounting Standards Board (or FASB) Accounting Standards Codification (or ASC) 815, Derivatives and Hedging, the changes in the fair value of the derivative financial instruments are recognized in earnings. Gains and losses from the Partnership’s non-designated foreign currency forward contracts and interest rate swaps are recorded in realized and unrealized gains (losses) on derivative instruments in the consolidated statements of income (loss). Gains and losses from the Partnership’s non-designated cross currency swaps are recorded in foreign currency exchange gain (loss) in the consolidated statements of income (loss).

Employee Pension Plans

Employee pension plans

The Dropdown Predecessor has defined benefit pension plans covering certain of its employees. The Dropdown Predecessor accrues the costs and related obligations associated with its defined benefit pension plans based on actuarial computations using the projected benefits obligation method and management’s best estimates of expected plan investment performance, salary escalation, and other relevant factors. For the purpose of calculating the expected return on plan assets, those assets are valued at fair value. The overfunded or underfunded status of the defined benefit pension plan is recognized as assets or liabilities in the consolidated balance sheets. Gains or losses that arise during a period but that are not recognized as part of net periodic benefit costs in the current period are recognized as a component of accumulated other comprehensive income (loss).

Income Taxes

Income taxes

The Partnership’s Norwegian, Australian and Brazilian subsidiaries are subject to income taxes. The Partnership accounts for such taxes using the liability method. Under the liability method, deferred tax assets and liabilities are recognized for the anticipated future tax effects of temporary differences between the financial statement basis and the tax basis of the Partnership’s assets and liabilities using the applicable jurisdictional tax rates. A valuation allowance for deferred tax assets is recorded when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized.

Recognition of uncertain tax positions is dependent upon whether it is more-likely-than-not that a tax position taken or expected to be taken in a tax return will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. If a tax position meets the more-likely-than-not recognition threshold, it is measured to determine the amount of benefit to recognize in the consolidated financial statements based on guidance in the interpretation. The Partnership recognizes interest and penalties related to uncertain tax positions in income tax expense.

Accumulated Other Comprehensive Income (Loss)

Accumulated other comprehensive income (loss)

The following table contains the changes in the balances of each component of accumulated other comprehensive income (loss) for the periods presented:

	Qualifying Cash Flow Hedging Instruments $	Pension Adjustments $	Total $
Balance as at December 31, 2009	765	(1,477)	(712)

Other comprehensive income (loss)	109	(909)	(800)
Net liabilities of Dropdown Predecessor relating to Rio das Ostras retained by Teekay Corporation on Dropdown (note 12c)	(129)	2,386	2,257

Balance as at December 31, 2010	745	—	745

Other comprehensive loss	(2,461)	—	(2,461)
Purchase of 49% of Teekay Offshore
Operating L.P.	1,162	—	1,162

Balance as at December 31, 2011	(554)	—	(554)

Other comprehensive income	496	—	496

Balance as at December 31, 2012	(58)	—	(58)

Fair Value Measurement

In January 2012, the Partnership adopted an amendment to FASB ASC 820, Fair Value Measurement, which clarifies or changes the application of existing fair value measurements, including: that the highest and best use and valuation premise in a fair value measurement are relevant only when measuring the fair value of nonfinancial assets; that a reporting entity should measure the fair value of its own equity instrument from the perspective of a market participant that holds that instrument as an asset; to permit an entity to measure the fair value of certain financial instruments on a net basis rather than based on its gross exposure when the reporting entity manages its financial instruments on the basis of such net exposure; that in the absence of a Level 1 input, a reporting entity should apply premiums and discounts when market participants would do so when pricing the asset or liability consistent with the unit of account; and that premiums and discounts related to size as a characteristic of the reporting entity’s holding are not permitted in a fair value measurement. The adoption of this standard did not have an impact on the Partnership’s consolidated financial statements other than the disclosures as presented in note 4 – Financial Instruments.